Disposal of Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2025
Disposal of Subsidiaries [Abstract]
Schedule of Assets and Liabilities of the Disposed Subsidiaries and Disposal Gain Recognized

The assets and liabilities of the disposed subsidiaries and disposal gain recognized accordingly are as follows:

Amount
USD
Consideration	5,267,317
Less:
Total assets as of disposed date	3,097,606
Total liabilities as of disposed date	(2,632,700)
Total gain on disposal of subsidiaries	4,802,411